TRADE AND OTHER RECEIVABLES (CURRENT) (Details)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 AUD ($)
TRADE AND OTHER RECEIVABLES (CURRENT)
Trade receivables		$ 10,503		$ 200,837
Net trade receivables		10,503		200,837
Other receivables		290,880		225,435
Total net current trade and other receivables	$ 7,114	$ 301,383	$ 153,829	$ 426,272